Deferred Income Taxes (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Deferred Income Taxes (Details) [Line Items]
Future taxable income	$ 126,022
Non-refundable federal investment tax	7,481
Scientific Research And Experimental Development Expenditures [Member]
Deferred Income Taxes (Details) [Line Items]
Future taxable income	$ 45,672